Shareholder Report, Line Graph (Details) 74200007100_Franklin Federal Limited-Term Tax-Free Income Fund_Class A1_TSR Annual {Class A1} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name											Class A1 (with sales charge)
Accumulated Value	$ 11,027	$ 10,592	$ 10,166	$ 10,337	$ 10,473	$ 10,384	$ 9,986	$ 9,780	$ 9,779	$ 9,775	$ 11,511
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,112	11,764	11,159	11,759	11,837	11,713	10,700	10,276	10,025	10,000	$ 12,713
Bloomberg Municipal Short -5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Short 1-5 Years Index
Accumulated Value	$ 11,355	$ 10,991	$ 10,606	$ 10,769	$ 10,908	$ 10,735	$ 10,342	$ 10,090	$ 10,034	$ 10,000	$ 11,849